INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
Cost	Patent	Rights	Intellectual Property	Total
Balance, December 31, 2021	$40,840	$672,959	$169,973	$883,772
Additions	-	-	301,338	301,338
Balance, December 31, 2022	$40,840	$672,959	$471,311	$1,185,110
Additions	-	-	-	-
Balance, December 31, 2023	$40,840	$672,959	$471,311	$1,185,110
Additions	-	-	-	-
Impairment (Note 18)	-	-	(471,310)	(471,310)
Balance, December 31, 2024	$40,840	$672,959	$1	$713,800
Accumulated Amortization
Balance, December 31, 2021	$40,840	$368,980	$-	$409,820
Amortization	-	303,979	-	303,979
Balance, December 31, 2022	$40,840	$672,959	$-	$713,799
Amortization	-	-	-	-
Balance, December 31, 2023	$40,840	$672,959	$-	$713,799
Amortization	-	-	-	-
Balance, December 31, 2024	$40,840	$672,959	$-	$713,799
Carrying Value
December 31, 2024	$-	$-	$1	$1
December 31, 2023	$-	$-	$471,311	$471,311